State Street Hedged International Developed Equity Index Fund Investment Objectives and Goals - State Street Hedged International Developed Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Hedged International Developed Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Hedged International Developed Equity Index Fund (the “Hedged International Developed Equity Index Fund” or sometimes referred to in context as the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid capitalization equity index, hedged to the U.S. dollar, over the long term.